DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT


                                                   October 13, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus New York Municipal Cash Management
     Registration Statement File No. 33-42431
     CIK No.  000878734


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 6 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 5, 1995.

                                         Very truly yours,



                                         Ruth D. Leibert
                                         Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan